SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
SHARE CAPITAL [Text Block]
8.	SHARE CAPITAL

The Company is authorized to issue an unlimited number of common shares without par value.

There were no shares issued in the year ended December 31, 2018.